COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended
	Jan. 06, 2013	Jan. 04, 2013	Dec. 31, 2012
Commitments And Contingencies Details
Committed Amount in purchase of MSRs	$ 340,000	$ 27,300	$ 27,300
Acquired interest in joint venture with Nationstar	50.00%	50.00%	50.00%